GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets

A reconciliation of the beginning and ending balances of intangible assets and accumulated amortization during the six months ended June 30, 2021 and intangible assets, net as of December 31, 2020, are as follows:

	Definite Life Intangibles		Indefinite Life Intangibles
	Branding	Technology/	Brands &
(in thousands)	Rights	Know How	Tradenames	Total
Costs
Balance—December 31, 2020	$250	$208	$408	$866
Business acquisition	-	3,050	37,299	40,349
Agreement termination	(250)	-	-	(250)
Balance—June 30, 2021	$-	$3,258	$37,707	$40,965

Accumulated Amortization
Balance—December 31, 2020	$(93)	$(37)	$-	$(130)
Agreement termination	98	-	-	98
Amortization	(5)	(9)	-	(14)
Other	-	-	-	-
Balance—June 30, 2021	$-	$(46)	$-	$(46)

Net Book Value
June 30, 2021	$-	$3,212	$37,707	$40,919
Net Book Value
December 31, 2020	$157	$171	$408	$736

	Definite Life Intangibles				Indefinite Life Intangibles
	Branding	Customer	Technology/	Other	Brands &
(in thousands)	Rights	Relationships	KnowHow	Intangibles	Tradenames	Total
Costs
Balance—December 31, 2019	$250	$40	$421	$40	$522	$1,273
Business acquisition	-	-	-	-	179	179
Purchase price adjustment	-	(40)	(213)	(40)	(293)	(586)
Balance—December 31, 2020	$250	$-	$208	$-	$408	$866

Accumulated Amortization
Balance—December 31, 2019	$(76)	$(8)	$(28)	$(8)	$-	$(120)
Purchase price adjustment	-	12	30	12	-	54
Amortization	(17)	(4)	(39)	(4)	-	(64)
Balance—December 31, 2020	$(93)	$-	$(37)	$-	$-	$(130)

Net Book Value
December 31, 2019	$174	$32	$393	$32	$522	$1,153
December 31, 2020	$157	$-	$171	$-	$408	$736

Schedule of Goodwill

A reconciliation of the beginning and ending balances of goodwill during the six months ended June 30, 2021 is as follows:

(in thousands)
Costs
Balance - December 31, 2020	$357
Additions	-
Business Acquisitions	-
Impairment	-
Balance - June 30, 2021	$357

(in thousands)
Costs
Balance—December 31, 2019	$357
Additions	-
Business Acquisitions	-
Impairment	-
Balance—December 31, 2020	$357